Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of number of shares of common stock outstanding immediately following the Closing
The total number of shares of the Company’s common stock outstanding immediately following the Closing was 603,170,380, comprised as follows:

Shares issued to Dragoneer public shareholders and Sponsor	56,615,002
Sponsor Vesting Shares	8,625,000
Shares issued to Legacy CCC shareholders	505,430,378
Shares issued to Forward Purchasers	17,500,000
Shares issued to PIPE Investors	15,000,000

Total shares of common stock outstanding immediately following the Business Combination	603,170,380

Scheduel of Reconciliation of Elements of Business Combination to Cash Flows And Mezzanine and Stockholders Equity
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2021 and the consolidated statement of mezzanine equity and stockholders’ equity for the year ended December 31, 2021 (in thousands).

Cash - Dragoneer trust and cash	$449,441
Cash - PIPE Financing	150,000
Cash - Forward Purchase Agreements	175,000
Less: transaction costs and advisory fees	(11,141)

Net cash contibutions from Business Combination	763,300
Less: non-cash fair value of Public Warrants and Private Warrants	(58,459)

Net equity infusion from Business Combination	$704,841